Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 180	$ 0	$ 0
Operating expenses
Research and development	(41,793)	(31,342)	(51,618)
General and administrative	(22,598)	(8,965)	(5,927)
Loss from operations	(64,211)	(40,307)	(57,545)
Foreign exchange (loss) gain, net	355	(4)	(455)
Interest expense	(85)	(206)
Interest income	116	184	211
Other income	4		315
Loss before income tax	(63,821)	(40,333)	(57,474)
Income tax benefit
Net loss	(63,821)	(40,333)	(57,474)
Less: Net loss attributable to noncontrolling interests	(2,848)	(2,248)	(2,605)
Net loss attributable to BeyondSpring Inc.	$ (60,973)	$ (38,085)	$ (54,869)
Net loss per share
Basic and diluted (in dollars per share)	$ (2.03)	$ (1.55)	$ (2.42)
Weighted average shares outstanding
Basic and diluted (in shares)	29,984,284	24,645,714	22,665,265
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain (loss)	$ (530)	$ 96	$ 251
Comprehensive loss	(64,351)	(40,237)	(57,223)
Less: Comprehensive loss attributable to noncontrolling interests	(2,941)	(2,250)	(2,578)
Comprehensive loss attributable to BeyondSpring Inc.	$ (61,410)	$ (37,987)	$ (54,645)